CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Subscription Payable (Receivable)	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2018	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2018	$ 1,000	$ 2,589	$ 136,954	$ 168,006	$ 12,567,881	$ (18,802,928)	$ 0	$ (5,926,498)
Common stock contributed by officer for services				406,250				406,250
Issuance of stock options					140,668			140,668
Common stock issued for convertible promissory notes, shares			40,676,035
Common stock issued for convertible promissory note, amount			$ 40,676		571,200			611,876
Net loss						(14,028,165)		(14,028,165)
Ending balance, shares at Dec. 31, 2019	1,000,000	2,588,693	177,629,939
Ending balance, amount at Dec. 31, 2019	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	0	(18,795,869)
Subscription payable for services				101,562				101,562
Common stock issued for convertible promissory notes, shares			559,694,835
Common stock issued for convertible promissory note, amount			$ 559,695			1,194,233		1,753,928
Net loss						(5,966,198)		(5,966,198)
Ending balance, shares at Mar. 31, 2020	1,000,000	2,588,693	737,324,774
Ending balance, amount at Mar. 31, 2020	$ 1,000	$ 2,589	$ 737,325	675,818	14,473,982	(38,797,291)	0	(22,906,577)
Beginning balance, shares at Dec. 31, 2019	1,000,000	2,588,693	177,629,939
Beginning balance, amount at Dec. 31, 2019	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	0	(18,795,869)
Common stock issued for services, shares			7,002,000
Common stock issued for services, amount			$ 7,002	(812,773)	859,771			54,000
Common stock issuable for services				363,569				363,569
Equity interest in QuikLABS issued for cash					368,000		92,000	460,000
Acquisition of Aire Fitness							113,333	113,333
Common stock issued for settlement of liability, shares			1,000,000
Common stock issued for settlement of liability, amount			$ 1,000		57,000			58,000
Reclassification of preferred stock as mezzanine, shares	(1,000,000)	(2,588,693)
Reclassification of preferred stock as mezzanine, amount	$ (1,000)	$ (2,589)			(4,790,884)			(4,794,473)
Issuance of stock options								0
Common stock contributed by officer for subscriptions payable			$ 1,000		57,000			58,000
Common stock issued for convertible promissory notes, shares			679,932,432
Common stock issued for convertible promissory note, amount			$ 679,933		1,470,246			2,150,179
InnovaQor merger					219,058		(219,058)	0
Net loss						(8,071,851)	(47,417)	(8,119,268)
Ending balance, shares at Dec. 31, 2020	0	0	865,564,371
Ending balance, amount at Dec. 31, 2020	$ 0	$ 0	$ 865,565	125,052	11,462,940	(40,902,944)	(61,142)	(28,510,529)
Subscription payable for services				82,793				82,793
Issuance of shares for debt, shares			7,500,000
Issuance of shares for debt, amount			$ 7,500		339,000			346,500
TPT Strategic license cancellation					(219,058)		219,058	0
Net loss						(1,713,052)	27,026	(1,740,078)
Ending balance, shares at Mar. 31, 2021	0	0	873,064,371
Ending balance, amount at Mar. 31, 2021	$ 0	$ 0	$ 873,065	$ 207,845	$ 11,582,882	$ (42,615,996)	$ 130,890	$ (29,821,314)